Derivative financial instruments - Notional amount (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
IHS Holding limited, Senior Note Maturing 2026
Derivative financial instruments
Derivative instruments, notional amount	$ 200.0
IHS Mauritius NG Holdco Limited, senior notes maturing 2027
Derivative financial instruments
Derivative instruments, notional amount	286.0
IHS Holding limited, Senior Note Maturing 2028
Derivative financial instruments
Derivative instruments, notional amount	500.0
IHS Holding limited, Senior Note Maturing 2030
Derivative financial instruments
Derivative instruments, notional amount	550.0
IHS Holding limited, Senior Note Maturing 2031
Derivative financial instruments
Derivative instruments, notional amount	$ 650.0
Redemption after September 17, 2024 | IHS Mauritius NG Holdco Limited, senior notes maturing 2027
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Redemption after November 29, 2025 | IHS Holding limited, Senior Note Maturing 2026
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Redemption between November 29, 2025 - November 28, 2026 | IHS Holding limited, Senior Note Maturing 2028
Derivative financial instruments
Early redemption price as a percentage of notional amount	101.5625%
Redemption between November 29, 2026 - November 28, 2027 | IHS Holding limited, Senior Note Maturing 2030
Derivative financial instruments
Early redemption price as a percentage of notional amount	103.9375%
Redemption between November 29, 2027 - November 28, 2028 | IHS Holding limited, Senior Note Maturing 2030
Derivative financial instruments
Early redemption price as a percentage of notional amount	101.96875%
Redemption between November 29, 2027 - November 28, 2028 | IHS Holding limited, Senior Note Maturing 2031
Derivative financial instruments
Early redemption price as a percentage of notional amount	104.125%
Redemption between November 29, 2028 - November 28, 2029 | IHS Holding limited, Senior Note Maturing 2031
Derivative financial instruments
Early redemption price as a percentage of notional amount	102.0625%
Redemption after November 29, 2026 | IHS Holding limited, Senior Note Maturing 2028
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Redemption after November 29, 2028 | IHS Holding limited, Senior Note Maturing 2030
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Redemption after November 29, 2029 | IHS Holding limited, Senior Note Maturing 2031
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Derivatives
Derivative financial instruments
Derivative instruments, notional amount	$ 2,645.6	$ 2,186.0
Embedded options within listed bonds
Derivative financial instruments
Derivative instruments, notional amount	2,186.0	$ 2,186.0
Nondeliverable forwards
Derivative financial instruments
Derivative instruments, notional amount	$ 459.6